B6 Customer contract related balances (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Trade Receivables, Customer Finance, Contract Assets and Contract Liabilities
Trade receivables, customer finance, contract assets and contract liabilities

	2018	2017 1)
Customer finance credits	2,884	3,931
Trade receivables	51,172	48,105
Contract assets	13,178	13,120
Contract liabilities	29,348	29,076

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Summary of Significant Movements in Contract Assets and Liabilities

Revenue recognized in the period

	2018	2017
Revenue recognized in the year relating to the opening contract liability balance	22,447	17,509
Revenue recognized relating to performance obligations satisfied in prior financial periods	–1,148	–1,035

2018
Aggregate amount of transaction price allocated to unsatisfied or partially satisfied performance obligations	104,519